Loans Held for Sale Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans Held for Sale [Line Items]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 10,413,000	$ 7,306,000
Loans Held-for-sale, Mortgages, Contractual Balance	10,300,000	7,200,000
Expected Gain (Loss) on Sale of Mortgage Loans	131,000	95,000
Commercial Portfolio Segment [Member]
Loans Held for Sale [Line Items]
Loans held for sale - lower of cost or market	$ 0	144,000	$ 22,000,000
Gain (Loss) on Sale of Loans and Leases		$ 800,000	$ 1,900,000